Consolidated Statements of Changes in Unitholders' Capital - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unitholders Capital	$ 6,620,800
Net asset value per unit (in Dollars per share)	$ 49.35
Income (loss)	$ (830,352)	$ (1,933,297)	$ (974,951)
Unitholders Capital	4,139,809	6,620,800
Unitholders' Capital - Trading [Member]
Unitholders Capital	$ 6,532,044	$ 9,270,113	$ 13,966,829
Unitholders Capital (in Shares)	112,302	137,225	195,557
Income (loss)	$ (830,352)	$ (1,179,617)	$ (1,001,190)
Unitholders' contributions	$ 0	$ 500,000
Unitholders' contributions (in Shares)	0	6,569
Unitholders redemptions	$ (1,561,883)	$ (2,058,452)	$ (3,695,526)
Unitholders redemptions (in Shares)	(28,569)	(31,492)	(58,332)
Unitholders Capital	$ 4,139,809	$ 6,532,044	$ 9,270,113
Unitholders Capital (in Shares)	83,733	112,302	137,225
Noncontrolling Interest [Member]
Unitholders Capital	$ 88,756	$ 0	$ 0
Unitholders Capital (in Shares)	0	0	0
Income (loss)	$ (6,008)	$ (11,244)	$ 0
Unitholders' contributions	$ 0	$ 100,000
Unitholders' contributions (in Shares)	0	0
Unitholders redemptions	$ (82,748)	$ 0	$ 0
Unitholders redemptions (in Shares)	0	0	0
Unitholders Capital	$ 0	$ 88,756	$ 0
Unitholders Capital (in Shares)	0	0	0
Unitholders' Capital - LLC Equity/Non-Trading [Member]
Unitholders Capital	$ 0	$ 1,216,463	$ 1,190,224
Unitholders Capital (in Shares)	0	2,273,288	2,273,288
Income (loss)	$ 0	$ (753,680)	$ 26,239
Unitholders redemptions	$ 0	$ 0	$ 0
Unitholders redemptions (in Shares)	0	0	0
Unitholders' distribution	$ 0	$ (462,783)	$ 0
Unitholders' distribution (in Shares)	0	(2,273,288)	0
Unitholders Capital	$ 0	$ 0	$ 1,216,463
Unitholders Capital (in Shares)	0	0	2,273,288
Capital Unit, Class A [Member]
Net change per unit (in Dollars per share)	$ (8.74)	$ (9.40)	$ (3.76)
Capital Unit, Class A [Member] | Capital Units [Member]
Net asset value per unit (in Dollars per share)	58.09
Net change per unit (in Dollars per share)	(8.74)
Net asset value per unit (in Dollars per share)	49.35	58.09
Capital Unit, Class B [Member]
Net change per unit (in Dollars per share)	(8.90)	(9.27)	$ (2.63)
Capital Unit, Class B [Member] | Capital Units [Member]
Net asset value per unit (in Dollars per share)	66.84
Net change per unit (in Dollars per share)	(8.90)
Net asset value per unit (in Dollars per share)	$ 57.94	$ 66.84
Limited Partner [Member] | Beneficial Owners -Trading Class A [Member]
Unitholders Capital	$ 6,437,129	$ 9,156,293	$ 13,569,363
Unitholders Capital (in Shares)	110,812	135,669	190,458
Income (loss)	$ (818,494)	$ (1,185,579)	$ (970,141)
Unitholders' contributions	$ 0	$ 0
Unitholders' contributions (in Shares)	0	0
Unitholders redemptions	$ (1,553,841)	$ (1,533,585)	$ (3,442,929)
Unitholders redemptions (in Shares)	(28,453)	(24,857)	(54,789)
Unitholders Capital	$ 4,064,794	$ 6,437,129	$ 9,156,293
Unitholders Capital (in Shares)	82,359	110,812	135,669
Limited Partner [Member] | Beneficial Owners - Trading Class B [Member]
Unitholders Capital	$ 63,836	$ 77,713	$ 359,349
Unitholders Capital (in Shares)	955	1,021	4,564
Income (loss)	$ (7,182)	$ (9,030)	$ (29,039)
Unitholders' contributions	$ 0	$ 0
Unitholders' contributions (in Shares)	0	0
Unitholders redemptions	$ (8,042)	$ (4,847)	$ (252,597)
Unitholders redemptions (in Shares)	(116)	(66)	(3,543)
Unitholders Capital	$ 48,612	$ 63,836	$ 77,713
Unitholders Capital (in Shares)	839	955	1,021
Limited Partner [Member] | Beneficial Owners - Trading Class C [Member]
Unitholders Capital	$ 0	$ 0	$ 0
Unitholders Capital (in Shares)	0	0	0
Income (loss)	$ 0	$ 20,020	$ 0
Unitholders' contributions	$ 0	$ 500,000
Unitholders' contributions (in Shares)	0	6,569
Unitholders redemptions	$ 0	$ (520,020)	$ 0
Unitholders redemptions (in Shares)	0	(6,569)	0
Unitholders Capital	$ 0	$ 0	$ 0
Unitholders Capital (in Shares)	0	0	0
Limited Partner [Member] | Participating Owners - LLC Equity/Non-Trading [Member]
Unitholders Capital	$ 0	$ 61,804	$ 89,652
Unitholders Capital (in Shares)	0	115,497	171,234
Income (loss)	$ 0	$ (36,957)	$ (592)
Unitholders redemptions	$ 0	$ (5,632)	$ (27,256)
Unitholders redemptions (in Shares)	0	(21,106)	(55,737)
Unitholders' distribution	$ 0	$ (19,215)	$ 0
Unitholders' distribution (in Shares)	0	(94,391)	0
Unitholders Capital	$ 0	$ 0	$ 61,804
Unitholders Capital (in Shares)	0	0	115,497
Limited Partner [Member] | Nonparticipating Owners - LLC Equity/Non-Trading [Member]
Unitholders Capital	$ 0	$ 1,154,659	$ 1,100,572
Unitholders Capital (in Shares)	0	2,157,791	2,102,054
Income (loss)	$ 0	$ (716,723)	$ 26,831
Unitholders redemptions	$ 0	$ 5,632	$ 27,256
Unitholders redemptions (in Shares)	0	21,106	55,737
Unitholders' distribution	$ 0	$ (443,568)	$ 0
Unitholders' distribution (in Shares)	0	(2,178,897)	0
Unitholders Capital	$ 0	$ 0	$ 1,154,659
Unitholders Capital (in Shares)	0	0	2,157,791
General Partner [Member] | Managing Owners - Trading Class A [Member]
Unitholders Capital	$ 31,079	$ 36,107	$ 38,117
Unitholders Capital (in Shares)	535	535	535
Income (loss)	$ (4,676)	$ (5,028)	$ (2,010)
Unitholders' contributions	$ 0	$ 0
Unitholders' contributions (in Shares)	0	0
Unitholders redemptions	$ 0	$ 0	$ 0
Unitholders redemptions (in Shares)	0	0	0
Unitholders Capital	$ 26,403	$ 31,079	$ 36,107
Unitholders Capital (in Shares)	535	535	535